INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
INCOME (LOSS) PER SHARE [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the year ended December 31,
	2013	2014	2015

Numerator:
Income (loss) attributable to ordinary shareholders – basic and diluted	(48.0)	3.0	43.8

Denominator:
Weighted-average number of shares outstanding – basic	1,693,522,340	3,701,145,330	4,120,369,328
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	-	-	320,340

Weighted-average number of shares outstanding – diluted	1,693,522,340	3,701,145,330	4,120,689,668

Basic net income (loss) per share	$(0.03)	$0.00	$0.01

Diluted net income (loss) per share	$(0.03)	$0.00	$0.01